Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000212508
Account Value [Line Items]
Account Value	$ 17,996	$ 15,811	$ 14,251	$ 16,029	$ 14,031	$ 13,149	$ 12,179	$ 11,491	$ 10,533	$ 9,852	$ 10,000
C000009628
Account Value [Line Items]
Account Value	17,859	15,712	14,183	15,981	14,004	13,149	12,179	11,491	10,533	9,852	10,000
C000144329
Account Value [Line Items]
Account Value	14,076	12,570	12,251	13,781	13,218	12,276	11,238	11,208	11,047	10,321	10,000
C000144330
Account Value [Line Items]
Account Value	13,868	12,381	12,091	13,602	13,069	12,153	11,146	11,139	11,000	10,298	10,000
C000144331
Account Value [Line Items]
Account Value	26,172	20,805	16,500	21,756	16,424	14,282	12,972	11,543	10,142	9,871	10,000
C000009625
Account Value [Line Items]
Account Value	25,666	20,437	16,226	21,432	16,210	14,124	12,860	11,469	10,101	9,850	10,000
C000144332
Account Value [Line Items]
Account Value	19,489	15,475	13,074	16,918	12,576	12,564	11,977	11,143	9,981	9,588	10,000
C000009627
Account Value [Line Items]
Account Value	19,075	15,179	12,844	16,652	12,400	12,417	11,872	11,073	9,945	9,572	10,000
C000040696
Account Value [Line Items]
Account Value	11,182	10,405	10,229	11,077	10,987	10,654	10,139	10,228	10,209	10,102	10,000
C000023365
Account Value [Line Items]
Account Value	17,562	14,427	12,359	16,656	13,722	12,981	11,535	10,995	10,029	9,595	10,000
C000103219
Account Value [Line Items]
Account Value	16,611	13,757	11,874	16,060	13,310	12,670	11,324	10,853	9,948	9,560	10,000
C000009629
Account Value [Line Items]
Account Value	12,669	11,756	11,204	11,678	11,437	11,099	10,620	10,574	10,454	10,131	10,000
C000103218
Account Value [Line Items]
Account Value	12,476	11,588	11,059	11,534	11,300	10,978	10,526	10,502	10,403	10,106	10,000
C000009630
Account Value [Line Items]
Account Value	11,715	11,131	10,671	10,632	10,623	10,475	10,215	10,069	10,012	10,001	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,004	10,760	10,691	12,518	12,632	11,807	10,704	10,838	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,004	10,760	10,691	12,518	12,632	11,807	10,704	10,838	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,004	10,760	10,691	12,518	12,632	11,807	10,704	10,838	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,004	10,760	10,691	12,518	12,632	11,807	10,704	10,838	10,829	10,294	10,000
Russell 1000 Index
Account Value [Line Items]
Account Value	34,203	25,209	20,800	25,130	19,185	16,554	15,921	13,510	11,405	9,923	10,000
Russell 1000 Index
Account Value [Line Items]
Account Value	34,203	25,209	20,800	25,130	19,185	16,554	15,921	13,510	11,405	9,923	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	33,401	24,706	20,510	24,902	18,880	16,426	15,952	13,556	11,429	9,941	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	33,401	24,706	20,510	24,902	18,880	16,426	15,952	13,556	11,429	9,941	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,821	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	33,401	24,706	20,510	24,902	18,880	16,426	15,952	13,556	11,429	9,941	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	33,401	24,706	20,510	24,902	18,880	16,426	15,952	13,556	11,429	9,941	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,004	10,760	10,691	12,518	12,632	11,807	10,704	10,838	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,004	10,760	10,691	12,518	12,632	11,807	10,704	10,838	10,829	10,294	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,004	10,760	10,691	12,518	12,632	11,807	10,704	10,838	10,829	10,294	10,000
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Account Value	16,448	13,877	12,822	15,386	13,814	12,764	11,969	11,516	10,736	9,857	10,000
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Account Value	16,448	13,877	12,822	15,386	13,814	12,764	11,969	11,516	10,736	9,857	10,000
Bloomberg 5-Year Municipal Bond Index
Account Value [Line Items]
Account Value	11,940	11,100	10,866	11,814	11,688	11,179	10,544	10,610	10,488	10,185	10,000
Bloomberg 1-3 Year U.S. Aggregate Index
Account Value [Line Items]
Account Value	11,753	10,960	10,661	11,236	11,203	10,831	10,348	10,326	10,255	10,121	10,000
Bloomberg 1-3 Year U.S. Aggregate Index
Account Value [Line Items]
Account Value	11,753	10,960	10,661	11,236	11,203	10,831	10,348	10,326	10,255	10,121	10,000
ICE BofA U.S. 6-Month Treasury Bill Index
Account Value [Line Items]
Account Value	$ 11,954	$ 11,306	$ 10,811	$ 10,769	$ 10,756	$ 10,592	$ 10,319	$ 10,159	$ 10,078	$ 10,023	$ 10,000